Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Right Of Use Assets And Lease Liabilities [Abstract]
Summary of Operating Leases

	June 30, 2022 $’000	June 30, 2021 $’000
Total right of use assets , net	24,640	18,312

Lease liabilities
Current lease liabilities	4,020	2,941
Non-current lease liabilities	25,556	17,660

Total lease liabilities	29,576	20,601

Summary of The Maturity of The Lease Payments
For the current period ending June 30, 2022, the maturity of the lease payments is as follows:

Operating leases	Amount $’000
June 30, 2023	3,942
June 30, 2024	3,853
June 30, 2025	4,155
June 30, 2026	4,379
June 30, 2027	4,433
Thereafter	12,049

Total minimum lease payments	32,811

Less amount representing interest	(3,235)

Present value of lease liabilities	29,576

Less: current portion	(4,020)

Long term portion of lease liabilities	25,556